Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consisted of the following:

	December 31,
	2017	2018
Buildings	$4,764,519	$—
Computers and office equipment	4,498,081	4,198,086
Vehicles	344,788	294,712
Information technology equipment	263,007	250,400
Machinery	83,175	44,574
	$9,953,570	$4,787,772
Less: accumulated depreciation	(5,916,276)	(3,771,265)

	$4,037,294	$1,016,507